Income Taxes - Key Jurisdictions of Company's Earliest Open Tax Years (Detail)	12 Months Ended
Dec. 31, 2015
United States [Member]
Schedule Of Income Tax [Line Items]
Open Tax Years by Major Tax Jurisdiction	2011
Canada [Member]
Schedule Of Income Tax [Line Items]
Open Tax Years by Major Tax Jurisdiction	2011
Egypt [Member]
Schedule Of Income Tax [Line Items]
Open Tax Years by Major Tax Jurisdiction	1998
United Kingdom [Member]
Schedule Of Income Tax [Line Items]
Open Tax Years by Major Tax Jurisdiction	2013